INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Deferred tax asset
	2014	2013
Deferred tax asset –NOL’s	$6,800,000	$3,800,000
Less valuation allowance	(6,800,000)	(3,800,000)
Net deferred tax asset	$-	$-